NOTE 1 NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents includes cash in banks with original maturities of three months or less and are stated at cost which approximates market value, which in the opinion of management, are subject to an insignificant risk of loss in value.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of cash, cash equivalents, accounts receivable, accounts payable and notes payable approximate their fair values due to the short-term maturities of these instruments.

Property and Equipment

Property and Equipment

Property and equipment are carried at the cost of acquisition or construction and depreciated over the estimated useful lives of the assets. Costs associated with repair and maintenance are expensed as incurred. Costs associated with improvements which extend the life, increase the capacity or improve the efficiency of our property and equipment are capitalized and depreciated over the remaining life of the related asset. Gains and losses on dispositions of equipment are reflected in operations. Depreciation is provided using the straight-line method over the estimated useful lives of the assets, which is 3 years.

Software Development Costs

Software Development Costs

Phoenix Medical follows FASB ASC 985-20, “Costs of Software to be Sold, Leased or Marketed.” In accordance with ASC 985-20, internal costs incurred to create computer software are charged to expense when incurred until technological feasibility has been established for the product. Technological feasibility is established upon completion of a detailed program design or, in its absence, completion of a working model. After technological feasibility is established, the costs of coding and testing and other costs of producing product masters are capitalized. Cost capitalization ceases when the product is available for general release to customers.

Capitalized software costs are amortized on a product-by-product basis, starting when the product is available for general release to customers. Annual amortization is the greater of straight-line over the product's estimated useful life or the percent of the product's current-year revenues as compared to the product's anticipated future revenues.

Capitalized software costs are evaluated for impairment on a product-by-product basis by a comparison of the unamortized capitalized costs to the product's net realizable value. The amount by which the unamortized capitalized costs exceed the net realizable value is recognized as an impairment charge.

Revenue Recognition

Revenue Recognition

Phoenix Medical recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable, and collectability is reasonably assured, FASB ASC 605-25. Phoenix Medical recognizes revenue under multiple deliverable arrangements from installation and other services as the services are performed.

Our software products are modified and customized to each specific customer. As a result, the service element is essential to the functionality of the software license. Consequently, we recognize revenue upon completion of specific contractual milestones or by using the percentage-of-completion method. Typically, we recognize 40% of the revenue upon delivery of the software; 40% on the completion of the installation, which generally takes from four to six weeks and 20% upon the completion of training and the “go live” date.

Accounts Receivable

Accounts Receivable:

Accounts receivable are carried at their face amount, less an allowance for doubtful accounts.  On a periodic basis, the Company evaluates accounts receivable and establishes the allowance for doubtful accounts based on a combination of specific customer circumstances and credit conditions, based on a history of write offs and collections.  The Company’s policy is generally not to charge interest on trade receivables after the invoice becomes past due.  A receivable is considered past due if payments have not been received within agreed upon invoice terms.  The Company provided an allowance for all receivables that were greater than 90 days old. Allowances for Doubtful Accounts totaled $0 at December 31, 2012 and December 31, 2011.  Write-offs were recorded at a time when a customer receivable was deemed uncollectible. As of December 31, 2012, $216,825 was written off as uncollectible.

Income Taxes

Income Taxes

Income taxes are computed using the asset and liability method.  Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws.  A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Earnings (Loss) per Share

Earnings (Loss) per Share

Earnings (loss) per share (basic) is calculated by dividing the net income (loss) by the weighted average number of common shares outstanding for the period covered. As Phoenix Medical has no potentially dilutive securities, fully diluted earnings (loss) per share is identical to earnings (loss) per share (basic).

Recent Accounting Pronouncements:

Recent Accounting Pronouncements:

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flow.